Consolidated Subsidiaries - Summary of Changes in Goodwill (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 99,156	₩ 100,093
Goodwill, Beginning	100,093	105,647
Increase	1,859	0
Decrease	0	0
Impairment	(2,582)
Others	(214)	(5,554)
Goodwill, Ending	99,156	100,093
Acquisition cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	101,738	100,093
Goodwill, Beginning	100,093	105,647
Increase	1,859	0
Decrease	0	0
Impairment	0
Others	(214)	(5,554)
Goodwill, Ending	101,738	100,093
Less: Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(2,582)	0
Goodwill, Beginning	0	0
Increase	0	0
Decrease	0	0
Impairment	(2,582)
Others	0	0
Goodwill, Ending	₩ (2,582)	₩ 0